Investments (Details) - Schedule of recoverable amount of the company’s investments is reviewed at each reporting date - AUD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Investments (Details) - Schedule of recoverable amount of the company’s investments is reviewed at each reporting date [Line Items]
Investment at cost
Opening balance	165,420
Ending balance	1,547,215
Less: provision for impairment	(87,000)
Jana Care [Member]
Investments (Details) - Schedule of recoverable amount of the company’s investments is reviewed at each reporting date [Line Items]
Opening balance
Addition	200,729
Less: Impairment for the year	(200,729)
Ending balance
BCT [Member]
Investments (Details) - Schedule of recoverable amount of the company’s investments is reviewed at each reporting date [Line Items]
Opening balance
Addition	16,771
Less: Impairment for the year	(16,771)
Ending balance
Investment in Jana Care [Member]
Investments (Details) - Schedule of recoverable amount of the company’s investments is reviewed at each reporting date [Line Items]
Investment at cost	953,010	752,281
Provision For Impairment [Member]
Investments (Details) - Schedule of recoverable amount of the company’s investments is reviewed at each reporting date [Line Items]
Less: provision for impairment	(953,010)	(752,281)
Investment in Body Composition Technologies [Member]
Investments (Details) - Schedule of recoverable amount of the company’s investments is reviewed at each reporting date [Line Items]
Investment at cost	713,550	696,779
Provision For Impairment [Member]
Investments (Details) - Schedule of recoverable amount of the company’s investments is reviewed at each reporting date [Line Items]
Less: provision for impairment	$ (713,550)	$ (696,779)